SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of share option activity

				Weighted
		Weighted		average
		average		remaining	Aggregate
	Number	exercise		contractual	intrinsic value
	of shares	price		life (years)	(thousands)
Outstanding at December 31, 2015	6,089,905	US$	28.19	3.38	US$	12,942
Granted	1,157,400	US$	34.27
Exercised	(1,117,754)	US$	21.54
Forfeited	(334,720)	US$	29.86

Outstanding at December 31, 2016	5,794,831	US$	30.58	3.36	US$	19,272
Granted	1,279,872	US$	56.68
Exercised	(2,147,819)	US$	29.04
Forfeited	(119,902)	US$	32.64
Outstanding at December 31, 2017	4,806,982	US$	38.17	3.83	US$	109,017

Granted	1,320,672	US$	73.46
Exercised	(752,814)	US$	29.71
Forfeited	(55,850)	US$	35.72
Outstanding at December 31, 2018	5,318,990	US$	48.16	3.76	US$	90,526
Vested and expected to vest at December 31, 2018	5,064,646	US$	47.56	3.70	US$	88,532
Exercisable at December 31, 2018	2,615,921	US$	35.93	2.61	US$	69,418

Summary of non-vested share option activity

		Weighted
		average
		grant-date
	Number	fair value
	of shares	(per share)
Non-vested at December 31, 2015	2,708,243	US$	11.02

Granted	1,157,400	US$	9.63
Vested	(1,035,577)	US$	11.01
Forfeited	(334,720)	US$	11.09

Non-vested at December 31, 2016	2,495,346	US$	10.37

Granted	1,279,872	US$	15.62
Vested	(1,085,019)	US$	10.50
Forfeited	(119,902)	US$	10.55

Non-vested at December 31, 2017	2,570,297	US$	12.86
Granted	1,320,672	US$	21.53
Vested	(1,132,050)	US$	12.51
Forfeited	(55,850)	US$	10.83
Non-vested at December 31, 2018	2,703,069	US$	17.29
Expected to vest at December 31, 2018	2,448,725	US$	17.29